BORROWINGS - Additional Information (Details) $ in Billions	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of detailed information about borrowings [line items]
Reclassification of borrowings	$ 0.8
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Incremental net borrowings	$ 0.4